Related Party Transactions, Founder Shares (Details)			1 Months Ended		8 Months Ended
	May 20, 2020 shares	Feb. 12, 2020 USD ($) $ / shares shares	Apr. 30, 2020 shares	Feb. 29, 2020 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 26, 2020 shares
Founder Shares [Abstract]
Proceeds from issuance of stock | $		$ 25,000			$ 25,000
Stock conversion basis at time of business combination		1			1
Class B Common Stock [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)		1,350,000
Founder Shares [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination					1
Number of trading days		20 days			20 days
Trading day threshold period		30 days			30 days
Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares		$ 12.00			$ 12.00
Threshold period after initial business combination		150 days			150 days
Founder Shares [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)	10,350,000
Stock dividend paid (in shares)	1,725,000
Number of shares subject to forfeiture (in shares)	1,350,000	1,350,000
Ownership interest, as converted percentage	20.00%	20.00%
Number of shares no longer subject to forfeiture (in shares)						1,350,000
Founder Shares [Member] | Sponsor [Member]
Founder Shares [Abstract]
Shares issued (in shares)		8,625,000
Proceeds from issuance of stock | $		$ 25,000
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)				8,625,000
Proceeds from issuance of stock | $				$ 25,000
Founder Shares [Member] | Director 1 [Member]
Founder Shares [Abstract]
Shares issued (in shares)			25,000
Founder Shares [Member] | Director 1 [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			25,000
Founder Shares [Member] | Director 2 [Member]
Founder Shares [Abstract]
Shares issued (in shares)			25,000
Founder Shares [Member] | Director 2 [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			25,000
Founder Shares [Member] | Director 3 [Member]
Founder Shares [Abstract]
Shares issued (in shares)			25,000
Founder Shares [Member] | Director 3 [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			25,000
Founder Shares [Member] | Directors [Member]
Founder Shares [Abstract]
Shares issued (in shares)			75,000
Founder Shares [Member] | Directors [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			75,000